Deferred income	12 Months Ended
Dec. 31, 2022
Deferred Income
Deferred income

18.	Deferred income

	2022	2021
	€’000	€’000
Current
Grant proceeds received	186	-

Non-current
Grant proceeds received	2,925	-

In December 2022, €2.9 million was advanced to the Group as part of its C-5 grant award. This grant funding can only be spent on a specific project and cannot be used by the Group in the ordinary course of business. As no project expenditure has been incurred to date, this amount will be recognised as deferred income until such time that it can be offset against project expenditure.